Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Investments

The table below sets forth the investments the Group holds as of December 31, 2017 and 2018 respectively.

	As of December 31,
	2017	2018
Equity method investments	6,000	81,000
Cost method investments	2,857	—
Available-for-sale securities	3,377	—
Non-marketable equity investments	—	86,501

	12,234	167,501

Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

December 31, 2017

	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
—wealth management products	—	1,958,910	—	1,958,910
Investments
—available-for-sale securities	—	—	3,377	3,377

Total Assets	—	1,958,910	3,377	1,962,287

Financial guarantee derivative liabilities	—	—	215,770	215,770

Total Liabilities	—	—	215,770	215,770

December 31, 2018

	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair value
	RMB	RMB	RMB	RMB

Assets
Short-term investments
—wealth management products	—	1,694,660	—	1,694,660
Investments
—non-marketable equity investments	—	—	86,501	86,501
Financial guarantee derivative assets	—	—	56,287	56,287

Total Assets	—	1,694,660	142,788	1,837,448

Summary of Significant Unobservable Inputs used for Fair Value Measurement of Financial Guarantee Derivatives

The following table sets forth the significant unobservable inputs used for fair value measurement of financial guarantee derivatives:

	As of December 31,
	2017	2018
Expected default rate	0.68% - 14.21%	0.46% - 12.37%

Schedule of Interest Income, Interest Expense and Loan Provision Losses Related to Loans

The interest income, interest expense, and loan provision losses in the consolidated statement of comprehensive income (loss) related to the loans originated by the Group recorded for the years ended December 31, 2016, 2017 and 2018 are as follows:

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Interest income	59,980	46,975	316,193
Less: Interest expense	(18,191)	(15,598)	(60,085)

Net interest income	41,789	31,377	256,108
Less: Provision for loan losses	(34,705)	(46,586)	(192,749)

Net interest income (expense) and provision for loan losses	7,084	(15,209)	63,359

Schedule of Estimated Useful Life and Residual Value of Property and Equipment, Net

The table below sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Office furniture and equipment	3-5 years	5%
Computer and electronic equipment	3-5 years	5%
Leasehold improvements	shorter of remaining lease period or estimated useful life	Nil
Software	1-5 years	Nil

Schedule of Guarantee and Quality Assurance Fund Obligations Movement Activities

The following table sets forth the Group’s quality assurance obligations movement activities for the years ended December 31, 2016, 2017 and 2018:

	For the years ended December 31,
	2016	2017	2018
Opening balance	125,651	473,704	2,062,844
Fair value of newly written quality assurance obligation	634,899	3,318,432	5,313,489
Release of quality assurance payable upon repayment	(386,304)	(2,506,141)	(4,049,457)
Contingent liability	293,269	2,527,209	3,380,930
Payouts during the year	(1,122,039)	(4,812,797)	(7,889,277)
Recoveries during the year	928,228	3,062,437	5,000,850

Ending balance	473,704	2,062,844	3,819,379

Schedule of Quality and Assurance Fund Receivable Movement Activities

The following table sets forth the Group’s quality assurance receivables movement activities for the years ended December 31, 2016, 2017 and 2018:

	For the years ended December 31,
	2016	2017	2018
Opening balance	115,484	286,812	1,152,769
Fair value of newly written quality assurance obligation	634,899	3,318,432	5,313,489
Quality assurance obligation contribution received from borrowers	(470,497)	(2,479,428)	(4,244,259)
Gain from quality assurance	6,926	26,953	(157,633)

Ending balance	286,812	1,152,769	2,064,366

Schedule of Financial Guarantee Derivative Movement Activities

The following table sets forth the Group’s financial guarantee derivative movement activities for the years ended December 31, 2016, 2017 and 2018.

	For the years ended December 31,
	2016	2017	2018
Opening balance	20,638	167,291	(215,770)
Initial recognition of and change in fair value of ongoing investor reserve arrangements	178,652	(213,958)	114,813
Settlement upon maturity of investor reserve arrangements	(31,999)	(169,103)	157,244

Ending balance	167,291	(215,770)	56,287

Disaggregation of Revenue

The following table set forth the Group’s operating revenue from different service type:

	For the year ended December 31,
	2017		2018
	With quality assurance program	Without quality assurance program	With quality assurance program	Without quality assurance program
Loan facilitation service fees	1,467,806	1,375,481	2,404,178	515,056
Post-facilitation service fees	348,489	320,330	678,518	244,279
Other revenue
- investment management fee	24,789	—	208,471	—
- others	258,470	208,141	54,734	113,710
Changes in expected discretionary payment to IRF investors	—	(107,660)	—	68,619

	2,099,554	1,796,292	3,345,901	941,664

Beijing Paipairongxin Investment Consulting Co., Ltd [Member]
Summary of Financial Information of VIE and its Subsidiaries

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs, which are included in the Group’s consolidated financial statements. Transactions between the VIEs and their subsidiaries are eliminated in the balances presented below:

	As of December 31,
	2017	2018
	RMB	RMB
Cash and cash equivalents	377,470	752,102
Restricted cash	2,347,799	3,341,985
Short-term investments	1,623,656	1,574,090
Account receivable	3,287	800,334
Quality assurance receivable	1,152,769	2,064,366
Property, equipment and software, net	83,802	104,802
Financial guarantee derivative assets	—	56,287
Investments	290,168	1,147,569
Deferred tax assets	127,542	88,446
Contract assets	—	112,103
Prepaid expenses and other assets	141,321	167,817

Total assets	6,147,814	10,209,901

Payable to platform customers	1,113,966	905,034
Quality assurance payable	2,062,844	3,819,379
Deferred revenue	256,240	—
Payroll and welfare payable	130,533	129,809
Taxes payable	140,064	208,585
Provision for payment to investor reserve fund investor	107,660	—
Financial guarantee derivative liabilities	215,770	—
Contract liabilities	—	158,061
Deferred tax liabilities	—	78,268
Due to related parties	700,137	1,609,126
Accrued expenses and other liabilities	194,780	190,406

Total liabilities	4,921,994	7,098,668

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenue	1,216,971	3,900,454	4,250,978
Net profit	314,300	730,855	1,604,530

Net cash provided by operating activities	1,164,122	3,233,966	1,356,887
Net cash used in investing activities	(712,429)	(1,642,454)	(1,031,968)
Net cash provided by (used in) financing activities	379,835	(31,250)	1,043,899

Net increase in cash, cash equivalents and restricted cash	831,528	1,560,262	1,368,818
Cash, cash equivalents and restricted cash at beginning of year	333,479	1,165,007	2,725,269

Cash, cash equivalents and restricted cash at end of year	1,165,007	2,725,269	4,094,087

Accounting Standards Update 2014-09 [Member]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles

The table below sets forth the cumulative effect of the changes made to the consolidated balance sheet as of January 1, 2018 due to the adoption of ASC Topic 606.

	Balance at December 31, 2017	Adjustments due to ASC Topic 606	Balance at January 1, 2018
Assets
Accounts receivable	17,773	154,168	171,941
Deferred tax assets	128,361	(33,303)	95,058
Contract assets	—	53,084	53,084

Liabilities
Deferred revenue	265,094	(265,094)	—
Contract liabilities	—	262,549	262,549

Shareholders’ Deficit
Accumulated deficit	(2,398,984)	176,494	(2,222,490)

The table below sets forth the impact to the consolidated statement of comprehensive income as a result of adoption of ASC Topic 606:

	For the year ended December 31, 2018
	As reported	Amounts without adoption of ASC Topic 606	Effect of change
Loan facilitation service fees	2,919,234	2,141,565	777,669
Post-facilitation service fees	922,797	773,116	149,681
Other Revenue	376,915	793,188	(416,273)

	4,218,946	3,707,869	511,077